Other income (expense) (Details) - Schedule of Other (Expense) Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of other (expense) income [Abstract]
Foreign exchange gain (loss), net			$ (1,216)	$ 598	$ 3,597	$ (1,962)	$ (2,194)
Gain (loss) on disposition of a business					1,110	(890)
Loss on debt extinguishment			1,306				(524)
Forgiveness of PPP loan					142
Interest income					112	380	498
Other non-operating income (expense)					(436)	(182)	(89)
Total	$ (851)	$ 3,002	$ (436)	$ (330)	$ 4,525	$ (2,654)	$ (2,309)